Collaboration Agreements - Additional Information (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2014	Aug. 31, 2009 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangements And Non Refundable License Issue Royalty	$ 90
Non Refundable License Issue Royalty Notice Period Accrual				60 days	60 days
Royalty expense				$ 0		$ 80		$ 90		$ 0
Milestone fee recorded cost of goods sold				598	€ 542,600	134	€ 124,100	64	€ 60,000	$ 72	€ 60,000
National Institute of Health | Patent License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of Collaboration Agreement			8 years
Collaborative arrangements and noncollaborative arrangement license issue royalty			$ 80
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of benchmarks				330
National Institute of Health | Patent License Agreement | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payment on net sales			4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payment on net sales			1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty			$ 8
Institute for Translational Vaccinology
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of Collaboration Agreement		50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €													€ 1,500,000
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments												$ 2,406
Institute of Biophysics, Chinese Academy of Sciences (CAS)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cooperation agreement, contract amount				8,351
Collaboration funding payments and project selection costs				$ 1,737		1,765		$ 1,486
Institute Of Process Engineering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of Collaboration Agreement				5 years	5 years
Cooperation agreement, contract amount				$ 2,784
Collaboration funding payments and project selection costs				$ 556		$ 565